Expense Example - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 50% Portfolio	Apr. 30, 2025 USD ($)
VIP FundsManager 50% Portfolio - Service Class
Expense Example:
1 year	$ 65
3 years	232
5 years	419
10 years	959
VIP FundsManager 50% Portfolio - Service Class 2
Expense Example:
1 year	81
3 years	279
5 years	500
10 years	$ 1,136